DEBT AND INTEREST (Details 2)	3 Months Ended								12 Months Ended											1 Months Ended				1 Months Ended			1 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended					1 Months Ended	3 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Champion USD ($)	Dec. 31, 2013 Senior euro notes USD ($)	Dec. 31, 2013 Senior euro notes EUR (€)	Dec. 31, 2013 Seven year 2008 senior notes USD ($)	Dec. 31, 2012 Seven year 2008 senior notes USD ($)	Feb. 29, 2008 Seven year 2008 senior notes USD ($)	Dec. 31, 2013 Series of notes issued by the company in December, 2006 and November, 2011	Dec. 31, 2013 Series of notes issued by the company in December 2012, August 2012, December 2011 and February 2008	Oct. 31, 2011 Private placement senior notes USD ($) series	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2013 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2012 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2013 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2012 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2013 Series A private placement senior euro notes, due 2013 EUR (€)	Dec. 31, 2012 Series A private placement senior euro notes, due 2013 USD ($)	Dec. 31, 2013 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2013 Series B private placement senior euro notes, due 2016 EUR (€)	Dec. 31, 2012 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2013 Three year 2011 senior notes USD ($)	Dec. 31, 2012 Three year 2011 senior notes USD ($)	Dec. 31, 2013 Five year 2011 senior notes USD ($)	Dec. 31, 2012 Five year 2011 senior notes USD ($)	Dec. 31, 2013 Ten year 2011 senior notes USD ($)	Dec. 31, 2012 Ten year 2011 senior notes USD ($)	Dec. 31, 2013 Thirty year 2011 senior notes USD ($)	Dec. 31, 2012 Thirty year 2011 senior notes USD ($)	Aug. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2013 Three year 2012 senior notes USD ($)	Dec. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2012 Five year 2012 senior notes USD ($)	Dec. 31, 2013 Five year 2012 senior notes USD ($)	Dec. 31, 2013 Term loan USD ($)	Nov. 30, 2012 Term loan USD ($)	Sep. 30, 2013 Term loan Champion USD ($)	Apr. 30, 2013 Term loan Champion USD ($)	Feb. 28, 2014 Term loan Champion Subsequent event USD ($)	Dec. 31, 2013 Capital lease obligations USD ($)	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2013 Other USD ($)	Dec. 31, 2012 Other USD ($)	Jan. 31, 2012 Nalco senior notes USD ($)	Mar. 31, 2012 Nalco senior notes USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 2011 Public Debt Offering Minimum	Dec. 31, 2011 2011 Public Debt Offering Maximum
Debt instrument
CARRYING VALUE	$ 6,548,800,000				$ 5,903,700,000				$ 6,548,800,000	$ 5,903,700,000					$ 249,700,000	$ 249,400,000					$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000		$ 162,300,000	$ 237,800,000		$ 227,300,000	$ 499,900,000	$ 499,800,000	$ 1,248,600,000	$ 1,248,100,000	$ 1,249,300,000	$ 1,249,300,000	$ 742,800,000	$ 742,600,000		$ 499,900,000	$ 499,800,000	$ 499,600,000	$ 499,700,000	$ 800,000,000					$ 12,700,000	$ 13,800,000	$ 8,400,000	$ 11,700,000			$ 3,750,000,000
AVERAGE INTEREST RATE (as a percent)															4.88%	4.88%	4.88%				3.69%	3.69%	3.69%	4.32%	4.32%	4.32%		4.36%	4.59%	4.59%	4.59%	2.38%	2.38%	3.00%	3.00%	4.35%	4.35%	5.50%	5.50%		1.00%	1.00%	1.45%	1.45%	1.33%
EFFECTIVE INTEREST RATE (as a percent)															4.99%	4.99%						5.15%	5.15%		4.32%	4.32%		4.51%	4.67%	4.67%	4.67%	2.40%	2.40%	3.04%	3.04%	4.36%	4.36%	5.53%	5.53%		1.02%	1.02%	1.47%	1.47%	1.33%
Long-term debt, current maturities	(505,300,000)				(167,600,000)				(505,300,000)	(167,600,000)
Long-term debt	6,043,500,000				5,736,100,000				6,043,500,000	5,736,100,000
Aggregate principal amount												500,000,000	238,000,000	175,000,000	250,000,000		250,000,000			500,000,000		250,000,000			250,000,000		0			175,000,000		500,000,000		1,250,000,000		1,250,000,000		750,000,000			500,000,000			500,000,000	800,000,000	900,000,000		900,000,000
Repayment of debt																											125,000,000																				100,000,000		100,000,000
Issuance of Debt securities																																								500,000,000			500,000,000
Interest rate (as a percent)																																								1.00%			1.45%	1.45%													2.38%	5.50%
Debt instrument, term																					7 years			12 years								3 years		5 years		10 years		30 years			3 years			5 years
Principal outstanding plus accrued unpaid interest payable at prepayment of notes (as a percent)																		100.00%	101.00%
Number of series of senior notes																				2
Redemption of notes																																																						1,700,000,000
Aggregate annual maturities of long-term debt
2014	505,000,000								505,000,000
2015	755,000,000								755,000,000
2016	2,293,000,000								2,293,000,000
2017	501,000,000								501,000,000
2018	250,000,000								250,000,000
Interest
Interest expense									272,800,000	285,600,000	82,100,000
Interest income									(10,500,000)	(8,900,000)	(7,900,000)
Interest expense, net	67,600,000	67,000,000	66,200,000	61,500,000	62,500,000	64,200,000	63,900,000	86,100,000	262,300,000	276,700,000	74,200,000
Loss on early extinguishment of debt																																																							$ 18,200,000